Seasonal business	6 Months Ended
Jun. 30, 2025
Seasonal business [Abstract]
Seasonal business
5.	Seasonal business

The business performance of ADSE does not follow a regular seasonality or cyclicality of results that affect the unaudited interim condensed financial statements. Thus, the results of the six month period ended June 30, 2025 may not be indicative of the full year.